SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Foreign currency exchange rate	7.7677				7.7677
Allowance for credit losses	$ 3				$ 24,000
Deferred IPO costs	682				5,302,000		4,250,000
Impairment of long-lived assets		$ 0	$ 0
Commitments or contingencies
Deferred government subsidies	87				677,000
Government grants				318,000	103,000
Marketing advertising expense	$ 78	608,000	$ 2,254,000
Mandatory Provident Fund [Member]
Regular contributions percentage			5.00%
Employee contributions amount			$ 1,500
Mandatory provident fund expense		$ 169,000	$ 180,000	202,000
Clearing Organization [Member]
Accounts receivable net					0		0
Allowance for credit losses
Customers and broker dealers [Member]
Accounts receivable net					0		0
Allowance for credit losses					24,000
Loans [Member]
Accounts receivable net				$ 0	0		0
Allowance for credit losses					$ 9,517,000		$ 10,944,000